Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts receivable, net
4.	Accounts receivable, net

Accounts receivable, net, consist of the following:

	As of December 31,
	2024	2025
	USD	USD
Accounts receivable associated with prepaid payment network services	$482,238	$578,427
Less: Allowance for credit losses	(430,348)	(503,353)
Accounts receivable, net	$51,890	$75,074

The Group’s accounts receivable are service fees generated through providing prepaid payment network services to customers. As of December 31, 2024 and 2025, the Group had accounts receivable net of $51,890 and $75,074, respectively. The allowance for credit losses of accounts were $430,348 and $503,353 as of December 31, 2024 and 2025.

Allowance for credit losses of accounts movement:

	For the years ended December 31,
	2024	2025
Beginning balance	$194,252	$430,348
Additions	236,096	73,005
Ending balance	$430,348	$503,353